To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2001

MFS Government Markets Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
12/10/01
Shares of beneficial interest
2,700
6.4485
7.20
 Merrill Lynch
12/12/01
Shares of beneficial interest
22,000
6.5288
7.23
 Merrill Lynch
12/12/01
Shares of beneficial interest
70,000
6.5288
7.23
 Merrill Lynch
12/13/01
Shares of beneficial interest
22,000
6.4239
7.19
 Merrill Lynch
12/13/01
Shares of beneficial interest
50,000
6.4239
7.19
 Merrill Lynch
12/17/01
Shares of beneficial interest
28,000
6.3406
7.14
 Merrill Lynch
12/17/01
Shares of beneficial interest
100,000
6.3406
7.14
 Merrill Lynch
12/18/01
Shares of beneficial interest
28,000
6.4178
7.19
 Merrill Lynch
12/18/01
Shares of beneficial interest
100,000
6.4178
7.19
 Merrill Lynch
12/19/01
Shares of beneficial interest
28,000
6.4346
7.22
 Merrill Lynch
12/19/01
Shares of beneficial interest
100,000
6.4346
7.22
 Merrill Lynch
12/20/01
Shares of beneficial interest
17,200
6.49
7.22
 Merrill Lynch
12/20/01
Shares of beneficial interest
65,000
6.49
7.22
 Merrill Lynch
12/21/01
Shares of beneficial interest
28,000
6.5119
7.20
 Merrill Lynch
12/21/01
Shares of beneficial interest
100,000
6.5119
7.20
 Merrill Lynch
12/28/01
Shares of beneficial interest
11,000
6.4675
7.19
 Merrill Lynch
12/28/01
Shares of beneficial interest
100,000
6.4675
7.19
 Merrill Lynch



Total Shares Repurchased: 871,900
Remarks:  (none)



Robert Flaherty
Assistant Treasurer